Net intangible assets and goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Total cost	$ 167,870	$ 169,462
Total accumulated amortization	(114,567)	(111,333)
Subtotal	53,303	58,129
Goodwill	13,341	11,897
Net intangible assets including goodwill	66,644	70,026
Total amortization expense	23,819	18,683	$ 12,497
Estimated aggregate amortization expense for 2025	23,028
Estimated aggregate amortization expense for 2026	16,653
Estimated aggregate amortization expense for 2027	11,736
Estimated aggregate amortization expense for 2028	822
Estimated aggregate amortization expense for 2029	405
Estimated aggregate amortization expense for thereafter	659
Brazil
Finite-Lived Intangible Assets [Line Items]
Goodwill	7,166	4,876
Chile
Finite-Lived Intangible Assets [Line Items]
Goodwill	3,273	3,755
Mexico
Finite-Lived Intangible Assets [Line Items]
Goodwill	1,562	1,916
Argentina
Finite-Lived Intangible Assets [Line Items]
Goodwill	1,276	1,276
Colombia
Finite-Lived Intangible Assets [Line Items]
Goodwill	64	74
Computer software cost
Finite-Lived Intangible Assets [Line Items]
Total cost	130,858	129,581
Initial franchise fees
Finite-Lived Intangible Assets [Line Items]
Total cost	16,101	17,671
Reacquired franchised rights
Finite-Lived Intangible Assets [Line Items]
Total cost	20,911	21,270
Others
Finite-Lived Intangible Assets [Line Items]
Total cost	$ 0	$ 940